INCOME TAX EXPENSE (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES

	For the Nine Months ended September 30,		For the Years ended December 31,
	2025	2024 (Unaudited)	2024	2023
	USD’000	USD’000	USD’000	USD’000
Continuing operations
Current Tax:
PRC Income Tax	8	1	8	12
U.S. Income Tax	1	3	3	-

Deferred tax expense	-	-	-	-
Total income tax expense	9	4	11	12

SCHEDULE OF RECONCILIATION BETWEEN INCOME TAX EXPENSES (CREDIT) AND (LOSS) PROFIT BEFORE TAXATION AT APPLICABLE TAX RATES

Reconciliation between income tax expense and loss before taxation at applicable tax rates is as follows:

	For the Nine Months ended September 30,		For the Years ended December 31,
	2025	2024 (Unaudited)	2024	2023
	USD’000	USD’000	USD’000	USD’000
Loss before taxation including discontinued entities	(11,215)	(8,812)	(10,576)	(2,031)
Tax calculated at a tax rate of 25%	(2,803)	(2,203)	(2,644)	(508)
Tax effect on different tax rates of group entities operating in other jurisdictions	2,397	1,734	2,149	2,984
Change in net operating losses	415	473	506	(2,464)
Tax per financial statements	9	4	11	12